The reconciliation of bullion holdings for the years ended December 31, 2024 and 2023 is presented as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 6,506,367
Net realized gains (losses) on sales and redemptions for physical bullion	57,138	$ 36,901
Net change in unrealized gains (losses)	1,701,279	711,174
Balance at end of year	8,602,306	6,506,367
Recurring fair value measurement [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	6,506,367	5,745,945
Purchases	549,085	198,628
Sales		(9,779)
Redemptions for physical bullion	(211,563)	(176,502)
Net realized gains (losses) on sales and redemptions for physical bullion	57,138	36,901
Net change in unrealized gains (losses)	1,701,279	711,174
Balance at end of year	$ 8,602,306	$ 6,506,367